SCHEDULE OF TRANSACTIONS WITH RELATED PARTIES (Details) (Parenthetical)	12 Months Ended
Mar. 31, 2026 shares
Common Class B [Member] | Kwai Hoi Ma [Member]
Related Party Transaction [Line Items]
Ordinary shares issuance for settlement	1,837,680